CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2020
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet
CONDENSED BALANCE SHEETS

	June 30,
	2019	2020
ASSETS
Current assets:
Cash and cash equivalents	$48,349	$13,265
Time deposits with original maturities over three months	—	11,318
Other receivables, net	—	31
Amounts due from subsidiaries	57,703	53,503
Prepaid expenses	78	97

Total current assets	106,130	78,214

Investment in subsidiaries	986,155	1,046,725

Total assets	$1,092,285	$1,124,939

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term loans	$19,995	$—
Derivative financial liability	758	—
Amounts due to subsidiaries	126,146	140,456

Total liabilities	146,899	140,456

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,342,099 shares issued and 60,537,099 shares issued and outstanding as of June 30, 2019 and 2020, respectively	60	61
Additional paid-in capital	223,634	224,043
Retained earnings	757,213	823,896
Accumulated other comprehensive loss	(35,521)	(63,517)

Total equity	945,386	984,483

Total liabilities and equity	$1,092,285	$1,124,939

Schedule of condensed statement of comprehensive income
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2018	2019	2020
General and administrative expenses	$1,751	$1,511	$1,344

Loss from operations	(1,751)	(1,511)	(1,344)

Other expense, net	—	(346)	—
Interest income	—	—	309
Interest expenses	(748)	(562)	(90)
Foreign exchange losses	(97)	(72)	(1,043)
Share of net income of subsidiaries	$109,757	$127,752	$81,564

Income before income taxes	107,161	125,261	79,396
Income tax expenses	—	—	—

Net income	107,161	125,261	79,396

Other comprehensive income, net of tax of nil
Translation adjustment	17,406	(31,341)	(27,996)

Comprehensive income	$124,567	$93,920	$51,400

Schedule of condensed statement of cash flows
CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2018	2019	2020
Cash flows from operating activities:
Net income	$107,161	$125,261	$79,396
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(109,757)	(127,752)	(81,564)
Share-based compensation expenses	1,207	238	410
Accretion of convertible bond	230	230	57
Fair value adjustments of a bifurcated derivative	(75)	346	—
Change in operating assets and liabilities	14	(28)	(142)

Net cash used in operating activities	$(1,220)	$(1,705)	$(1,843)

Cash flows from investing activities:
Collection of loans from subsidiaries	50,649	—	—
Loans to subsidiaries	(5,000)	(4,200)	(19,775)
Investment in subsidiaries	(15,707)	—	—

Net cash provided by (used in) investing activities	$29,942	$(4,200)	$(19,775)

Cash flows from financing activities:
Repayment of convertible bond	—	—	(20,753)
Proceeds of loans from subsidiaries	—	43,538	20,000
Payment of dividends	(7,241)	(10,862)	(12,713)
Repayment of loans from subsidiaries	(13,006)	—	—
Net cash (used in) provided by financing activities	$(20,247)	$32,676	$(13,466)

Net increase in cash and cash equivalents	$8,475	$26,771	$(35,084)

Cash and cash equivalents, beginning of period	13,103	21,578	48,349

Cash and cash equivalents, end of period	$21,578	$48,349	$13,265